MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of the Company's accumulated gross unrealized gains/ losses from investments in marketable securities as of December 31, 2017 and 2016:

	December 31, 2017				December 31, 2016
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$-	$-	$-	$-	$77	$-	$-	$77
Corporate bonds	-	-	-	-	41	*) -	-	41
Israeli Government debt	-	-	-	-	18	-	*) -	18

	$-	$-	$-	$-	$136	$-	$-	$136

*)         Represents an amount less than $1.

The net realized gains (losses) on sales of available-for-sale securities of $ 5, $ (4) and $ (8) in 2017, 2016 and 2015, respectively, were recorded in financial income (expense), net.

The Company sold the marketable securities during the second quarter of 2017.

The amortized cost and fair value of debt and securities as of December 31, 2017 and 2016, by contractual maturity, are shown below:

	December 31, 2017		December 31, 2016
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$-	$-	$94	$94
Matures after one year through five years	-	-	34	34
Matures after five years	-	-	8	8

	$-	$-	$136	$136